Financial Risk Management and Fair Values of Financial Instruments - Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations (Detail)
¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2020 TWD ($) $ / JPY $ / USD $ / CNY	Dec. 31, 2020 USD ($) $ / JPY $ / USD $ / CNY	Dec. 31, 2020 JPY (¥) $ / JPY $ / USD $ / CNY	Dec. 31, 2020 CNY (¥) $ / JPY $ / USD $ / CNY	Dec. 31, 2019 TWD ($) $ / JPY $ / USD $ / CNY	Dec. 31, 2019 USD ($) $ / JPY $ / USD $ / CNY	Dec. 31, 2019 JPY (¥) $ / JPY $ / USD $ / CNY	Dec. 31, 2019 CNY (¥) $ / JPY $ / USD $ / CNY
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies | $	$ 10,131,324				$ 9,642,833
Exchange rate	28.08	28.08	28.08	28.08
Currency Risk [member] | US$ [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 5,007,923	$ 175,840			5,647,303	$ 188,369
Liabilities denominated in foreign currencies	$ 752,157	$ 26,410			$ 235,853	$ 7,867
Currency Risk [member] | US$ [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / USD	28.4800	28.4800	28.4800	28.4800	29.9800	29.9800	29.9800	29.9800
Currency Risk [member] | US$ [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / USD	28.4800	28.4800	28.4800	28.4800	29.9800	29.9800	29.9800	29.9800
Currency Risk [member] | JPY [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 38,029		¥ 137,635		$ 73,642		¥ 266,819
Liabilities denominated in foreign currencies	$ 425,016		¥ 1,538,241		$ 285,217		¥ 1,033,394
Currency Risk [member] | JPY [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / JPY	0.2763	0.2763	0.2763	0.2763	0.2760	0.2760	0.2760	0.2760
Currency Risk [member] | JPY [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / JPY	0.2763	0.2763	0.2763	0.2763	0.2760	0.2760	0.2760	0.2760
Currency Risk [member] | RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 29,930			¥ 6,838	$ 26,678			¥ 6,197
Currency Risk [member] | RMB [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / CNY	4.3770	4.3770	4.3770	4.3770	4.3050	4.3050	4.3050	4.3050
Other Risks [Member] | JPY [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 262,007		¥ 948,270		$ 121,808		¥ 441,334
Other Risks [Member] | JPY [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2763	0.2763	0.2763	0.2763	0.2760	0.2760	0.2760	0.2760
Other Risks [Member] | RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 3,020,908			¥ 690,178	$ 3,143,117	$ 730,108
Other Risks [Member] | RMB [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / CNY	4.3770	4.3770	4.3770	4.3770	4.3050	4.3050	4.3050	4.3050